Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Loss [Abstract]
Comprehensive Income (Loss) Note
ACCUMULATED OTHER COMPREHENSIVE LOSS
A portion of the net derivative instruments market adjustment included in accumulated other comprehensive loss, net, at December 31, 2010 relates to certain derivative instruments that we de-designated as cash flow hedges. As a result, we expect $11.5 million of deferred net losses related to these derivative instruments, included in accumulated other comprehensive loss, net, at December 31, 2010, will be amortized as an increase to interest expense on our consolidated statements of operations during the next twelve months.
The following table reports the effects of the changes in the fair valuations of our derivative instruments.

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Fair value adjustment of derivative instruments	$16,356	$2,871	$(14,221)
Tax effect	(5,824)	(979)	5,118
Fair value adjustment of derivative instruments, net of tax	$10,532	$1,892	$(9,103)